Summary of Statement of Operations Acquisition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Net Revenues	$ 129,426
General and Administrative expenses	379,530	2,245	507,768	17,913
Depreciation and amortization	48,637
Total Operating Expenses	525,809	4,410	507,768	17,913
Loss from Operations	(396,383)	(4,410)	(507,768)	(17,913)
Other (Expense)	100,023
Net Loss	$ (296,360)	$ (4,410)	$ (507,768)	$ (17,913)
Basic and Diluted (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and Diluted weighted average common shares outstanding	234,953,286	249,418,545	249,220,391	249,418,545
Rennova Health Inc [Member]
Business Acquisition [Line Items]
Net Revenues		$ 174,941	$ 493,621
Direct costs of revenues		390	7,166
General and Administrative expenses		300,675	1,343,436
Depreciation and amortization		48,400	195,055
Total Operating Expenses		349,465	1,545,657
Loss from Operations		(174,524)	(1,052,036)
Other (Expense)			(42,103)
Net Loss		$ (174,524)	(1,094,139)
Net loss attributed to common stockholders			$ (1,861,639)
Basic and Diluted (loss) per share		$ (0.00)	$ (0.00)
Basic and Diluted weighted average common shares outstanding		234,953,286	234,953,286